NOTE 16 – COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
NOTE 16 – COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company may be involved in litigation relating to claims arising out of its operations in the normal course of business. There are no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of its operations and there are no proceedings in which any of the Company’s directors, officers, or affiliates, or any registered or beneficial stockholder, is an adverse party or has a material interest adverse to the Company’s interest.

Operating lease

On November 22, 2020, the Company closed down a display store and terminated its lease, which has an original term from February 23, 2019 to February 22, 2022, as a result of the COVID-19 impact and uncertainties of the economy in Hong Kong.

The Company leased certain office space in Hong Kong from Zestv Studios Limited, a Hong Kong entity 100% owned by the Chief Executive Officer Chiyuan Deng, under operating lease for three years from May 1, 2019 to April 30, 2022 with annual rental of $66,048 (HK$ 516,000). On May 1, 2022, the Company signed a new operating lease agreement with Zestv Studios Limited to lease its Hong Kong office premise for two years from May 1, 2022 to April 2024 with annual rental of $66,048 (HK$ 516,000).

The Company lease office space in Singapore under operating lease from April 13, 2021 to March 31, 2022 with monthly rental of $716 (SGD 974).

The Company leases office space at 48 Wall Street, New York, under operating lease for one year from September 1, 2021 to August 31, 2022 with annual rental of $20,400.

On October 21, 2021, the Company signed a lease agreement to lease “the Mt. Kisco Theatre”, a movie theater, for five years plus the free rent period which commences four months from the lease commencement date. The theatre consists of approximately 8,375 square feet, and the total monthly rent is $14,366 for the first year, including real estate related taxes and landlord’s insurance.

The cash lease expense for the nine months ended May 31, 2022 and 2021 was $135,648 and $69,905, respectively. The cash lease expense for the three months ended May 31, 2022 and 2021 was $82,527 and $21,612, respectively. All leases are on a fixed payment basis. None of the leases include contingent rentals. The Company had lease commitment of $1,171,693 as of May 31, 2022.

In accordance with ASC 250-10-45-14, the adoption of ASC 842 lease accounting standard has resulted in $215,604 and $71,665 lease expenses for the nine months ended May 31, 2022 and 2021, respectively, including both cash and non-cash lease expenses.

	May 31, 2022	August 31, 2021
Total Lease Payments	$1,171,694	$48,822
Less: imputed interest	$(21,780)	$(596)
Present value of lease liabilities	$1,149,914	$48,226
Current portion of obligations under operating leases	$229,014	$48,226
Obligations under operating leases, non-current	$920,900	$0

For future lease payment for next five years as follow

May 31,	Amount
2023	$238,443
2024	258,064
2025	249,362
2026	254,183
2027	171,642
Total lease payments	$1,171,694

NOTE 16 – COMMITMENTS AND CONTINGENCIES

Operating lease

As of August 31, 2021, the Company leases office premises in Hong Kong, an office in New York city, and an office in Singapore under non-cancelable operating lease agreements with an option to renew these leases. On November 22, 2020, the Company closed down a display store and terminated its lease, which has an original term from February 23, 2019 to February 22, 2022, as a result of the COVID-19 impact and uncertainties of the economy in Hong Kong. The cash lease expense for the years ended August 31, 2021 and August 31, 2020 was $92,981 and $79,488, respectively. All leases are on a fixed payment basis. None of the leases include contingent rentals. The Company had lease commitment of $48,822 as of August 31, 2021, of which $48,822 is within one year.

In accordance with ASC 250-10-45-14, the adoption of ASC 842 lease accounting standard has resulted in $94,570 lease expenses for the year ended August 31, 2021, including both cash and non-cash lease expenses.

As of August 31,	Commitments
2021	$48,822
Total Lease Payments	$48,822
Less: imputed interest	$(596)
Present value of lease liabilities	$48,226
Current portion of obligations under operating leases	$48,226
Obligations under operating leases, non-current	$0